Shareholders’ Deficit (Details) - USD ($)				9 Months Ended	10 Months Ended
	May 30, 2023	May 24, 2023	Mar. 08, 2023	Sep. 30, 2024	Dec. 31, 2023
Shareholders’ Deficit [Line Items]
Preferred stock, shares authorized				5,000,000	5,000,000
Preferred stock, par value (in Dollars per share)				$ 0.0001	$ 0.0001
Preferred shares, shares issued
Preferred shares, shares outstanding
Price per share (in Dollars per share)			$ 0.004
Share capitalization		575,000	575,000
Shares issued		575,000	5,750,000
Aggregate shares forfeiture	75,000
Share capitalization	75,000
Sponsor [Member]
Shareholders’ Deficit [Line Items]
Price per share (in Dollars per share)			$ 0.004
Founders [Member] | Sponsor [Member]
Shareholders’ Deficit [Line Items]
Shares issued		6,325,000
Sponsor [Member]
Shareholders’ Deficit [Line Items]
Subject to forfeiture		825,000
Share capitalization	6,250,000
Founders [Member]
Shareholders’ Deficit [Line Items]
Aggregate shares forfeiture		825,000
Share capitalization	6,250,000
Share capitalization		6,325,000
Class A Ordinary Shares [Member]
Shareholders’ Deficit [Line Items]
Common stock, shares authorized				500,000,000	500,000,000
Common stock, par value (in Dollars per share)				$ 0.0001	$ 0.0001
Ordinary shares, shares issued
Ordinary shares, shares outstanding
Ordinary shares subject to possible redemption				25,000,000	25,000,000
Price per share (in Dollars per share)	$ 11.5
Aggregate percentage				20.00%	20.00%
Class B Ordinary Shares [Member]
Shareholders’ Deficit [Line Items]
Common stock, shares authorized				50,000,000	50,000,000
Common stock, par value (in Dollars per share)				$ 0.0001	$ 0.0001
Ordinary shares, shares issued				6,250,000	6,250,000
Ordinary shares, shares outstanding				6,250,000	6,250,000
Voting rights				one
Class B Ordinary Shares [Member] | Sponsor [Member]
Shareholders’ Deficit [Line Items]
Ordinary shares, shares issued			5,750,000
Sponsor amount (in Dollars)			$ 25,000
Price per share (in Dollars per share)			$ 0.004
Class B Ordinary Shares [Member] | Sponsor [Member] | Sponsor [Member]
Shareholders’ Deficit [Line Items]
Ordinary shares, shares issued			5,750,000